Risk and sensitivity analysis - US, variable annuity guarantees (Details) - Jackson (US insurance operations) - Variable annuities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GMDB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	£ 100,451	£ 93,512
Net amount at risk	£ 1,665	£ 2,483
Weighted average attained age	66 years	65 years 7 months 6 days
GMDB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 9,099	£ 8,798
Net amount at risk	£ 96	£ 346
Weighted average attained age	66 years 6 months	66 years
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 5,694	£ 5,309
Net amount at risk	£ 426	£ 699
Weighted average attained age	69 years	68 years 8 months 12 days
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 1,484	£ 1,595
Net amount at risk	£ 436	£ 595
Period until expected annuitisation	4 months 24 days	6 months
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMWB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	£ 235	£ 256
Net amount at risk	£ 13	£ 22
GMWB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	5.00%	5.00%
Compound interest equivalent of minimum return (as a percent)	4.10%
Bonus period for compound interest equivalent of minimum return	10 years
GMWB | Return of net deposits - premium only
Risk and sensitivity analysis
Account value	£ 2,133	£ 2,217
Net amount at risk	£ 20	£ 39
GMWB | Return of net deposits - premium only | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	£ 667	£ 747
Net amount at risk	47	83
GMWB | Highest specified anniversary account value only
Risk and sensitivity analysis
Account value	2,447	2,479
Net amount at risk	51	125
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	93,227	85,402
Net amount at risk	£ 4,393	£ 9,293
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	8.00%	8.00%
Compound interest equivalent of minimum return (as a percent)	6.00%
Bonus period for compound interest equivalent of minimum return	10 years
GMAB | Return of net deposits - premium only
Risk and sensitivity analysis
Account value	£ 38	£ 44
GMAB | Return of net deposits - premium only | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%